SCHEDULE OF GRANTED OPTIONS (Details) - £ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Number of shares options, Granted		0
Number of shares options unexercisable, ending	0
Employees [Member]
Number of shares options outstanding, beginning	533
Weighted average exercise price outstanding, beginning	£ 4,600
Number of shares options, Granted
Weighted average exercise price, Granted
Number of shares options, Exercised
Weighted average exercise price, Exercised
Number of shares options, Forfeited or Cancelled
Weighted average exercise price, Forfeited or Cancelled
Number of shares options outstanding, ending	533
Weighted average exercise price outstanding, ending	£ 4,600
Number of shares options exercisable, ending	533
Weighted average exercise price exercisable, ending	£ 4,600
Number of shares options unexercisable, ending
Weighted average exercise price unexercisable, ending
Employees And Directors [Member]
Number of shares options outstanding, beginning	3,707
Weighted average exercise price outstanding, beginning	£ 2,300
Number of shares options, Granted	128,234
Weighted average exercise price, Granted	£ 11.21
Number of shares options, Exercised	(12,107)
Weighted average exercise price, Exercised	£ 0.03
Number of shares options, Forfeited or Cancelled	(93)
Weighted average exercise price, Forfeited or Cancelled	£ 42,400
Number of shares options outstanding, ending	119,741
Weighted average exercise price outstanding, ending	£ 50.27
Number of shares options exercisable, ending	100,908
Weighted average exercise price exercisable, ending	£ 55.70
Number of shares options unexercisable, ending	18,833
Weighted average exercise price unexercisable, ending	£ 13.00